EMPLOYEE STOCK AND SAVINGS PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan Disclosure [Line Items]
Percent of first pay contributed the Company will match (as a percent)	50.00%
First pay contributed that will be matched (as a percent)	5.00%
Company matching contributions	$ 2.2	$ 2.3	$ 2.4
Maximum election to defer annual salary (as a percent)	50.00%
Maximum election to defer bonus before taxes (as a percent)	80.00%
International
Defined Contribution Plan Disclosure [Line Items]
Company matching contributions	$ 13.1	$ 15.1	$ 13.6